FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) - Nonrecurring [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	¥ 1,985
Total loss	(6,849)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	0
Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	0
Level 3
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	¥ 1,985